Long-Term Obligations and Other (Schedule of Future Minimum Lease Payments Under Noncancelable Operating Leases and Capital Leases) (Detail) (USD $)	Jan. 31, 2012	Dec. 31, 2011
2012		$ 655,000
2013		326,000
2014		32,000
2015
2016
Thereafter
Total minimum lease payments		1,013,000
Less amounts representing interest at less than 1%		(73,000)
Present value of minimum lease payments		940,000
Less current portion		(606,000)
Noncurrent portion		334,000
2012	200,000	3,931,000
2013		4,235,000
2014		4,282,000
2015		4,081,000
2016		3,356,000
Thereafter		5,266,000
Total minimum lease payments		$ 25,151,000
Maximum [Member]
Percentage of representing interest		1.00%